Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document and Entity Information
Entity Registrant Name	Eason Education Kingdom Holdings, Inc.
Entity Central Index Key	0001132509
Document Type	S-1
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016